Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

14. Subsequent events

a)	In early 2023, the Company collected proceeds of $160,000 in relation to the delivery of GluCurve Pet CGM units in December 2022. These GluCurve Pet CGM units utilized first generation CGM hardware provided by a third party. A portion of the CGM hardware supplied to the Company did not meet the GluCurve Pet CGM specifications for the end users. Accordingly, the Company will provide either refunds or replacement CGM hardware units to its distributor for those units which did not meet the GluCurve Pet CGM specifications. The Company is working with its supplier on a warranty claim for those CGM hardware units which did not meet specifications. The Company is evaluating options to launch the GluCurve Pet CGM with second generation CGM hardware.

b)	On January 25, 2023, the Company modified 20,500,000 options with an exercise price of $0.015 previously granted to a number of advisors and independent contractors by extending the expiry date from January 31, 2023 to December 31, 2025.

c)	On February 21, 2023, the Company:

i.	extended the commitment letters previously issued to two creditors who are relatives of the CEO of the Company offering them an aggregate 20,000,000 ordinary shares in exchange for the extinguishment of $1,584,000 (2021 - $1,540,000) in promissory notes and interest payable (note 8) from December 31, 2022 to December 31, 2023.

iii.	modified 80,000,000 options previously granted to a number of advisors and independent contractors by extending the vesting period under vesting terms, which have not been met, from December 31, 2022 and June 30, 2023 to December 31, 2023. The Company also modified 7,500,000 options previously granted to an independent contractor by amending the vesting wording.

iv.	cancelled 25,000,000 stock options exercisable at $0.05 per option related to the termination of certain contractors.

v.	granted an independent contractor the option to acquire 3,000,000 ordinary shares of the Company at a price of $0.05 per share until April 12, 2024.

d)	On March 9, 2023, the Company received warrant exercises to acquire an aggregate 12,000,000 ordinary shares at a price of $0.002 per share to be applied against interest payable to four individuals for an aggregate $24,000. As a result of the warrant exercises, the Company reclassified $1,440,063 from additional paid-in capital to share capital on exercise of warrants.

e)	The Company entered into shares for debt agreements with two creditors to issue an aggregate 7,500,000 ordinary shares at a weighted average price of $0.031 per share for an aggregated purchase price of $235,000 in exchange for the retirement of $170,000 of accounts payable and the prepayment of service fees of $65,000.